Commitments and contingencies - Right-of-use lease asset balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and contingencies
Carrying amount, January 1, 2020	$ 82,794
ROU assets acquired (Note 4)	155,662
Additions to leased assets	53,527
Depreciation charges	(22,553)	$ (10,270)
Transferred to assets held for sale	2,262
Carrying amount, December 31, 2020	$ 267,168	$ 82,794